Schedule of estimated principal repayments (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ 65,391	$ 62,960
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	13,613
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	6,149
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	12,075
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	6,058
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 27,496